UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/09

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2009

(Unaudited)

CONVERTIBLE SECURITIES AND WARRANTS — 11.8% of Net Assets

SHARES		VALUE
	Convertible Preferred (Restricted)(a) — 11.5%
	Biotechnology — 0.7%
204,275	MacroGenics, Inc. Series D (b)	$133,208
50,145	MacroGenics, Inc. Series D 18 Month Lock-up (b)	21,798
1,415,385	TargeGen, Inc. Series C (b)	1,226,672
407,825	TargeGen, Inc. Series D (b)	353,450
	Drug Discovery Technologies — 1.4%
1,587,302	Agilix Corporation Series B (b) (c)	94,540
250,000	Ceres, Inc. Series C (b)	1,625,000
21,462	Ceres, Inc. Series C-1 (b)	139,503
175,540	Ceres, Inc. Series D (b)	1,141,010
28,385	Ceres, Inc. Series F (b)	184,502
5,677	Ceres, Inc. warrants (expiration 9/05/15) (b)	0
	Healthcare Services — 1.5%
3,589,744	PHT Corporation Series D (b) (c)	2,800,000
802,996	PHT Corporation Series E (b) (c)	626,337
99,455	PHT Corporation Series F (b) (c)	77,575
	Medical Devices and Diagnostics — 7.9%
2,379,916	CardioKinetix, Inc. Series C (b) (c)	1,640,000
3,235,293	Concentric Medical, Inc. Series B (b) (c)	3,235,293
1,162,790	Concentric Medical, Inc. Series C (b) (c)	1,162,790
455,333	Concentric Medical, Inc. Series D (b) (c)	455,333
453,094	Concentric Medical, Inc. Series E (b) (c)	453,094
1,198,193	Elemé Medical, Inc. Series C (b)	632,646
1,592,852	FlowCardia, Inc. Series C (b)	1,708,334
1,304,545	Interlace Medical, Inc. Series C (b)	1,435,000
2,446,016	Labcyte Inc. Series C (b)	1,280,000
2,050,000	Magellan Biosciences, Inc. Series A (b)	2,050,000
98,824	Magellan Biosciences, Inc. warrants (expiration 3/31/19) (b)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19) (b)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1 (b)	1,031
877,747	OmniSonics Medical Technologies, Inc. Series B-1 (b)	877
9,606,373	Palyon Medical Corporation Series A (b) (c)	2,050,000
43,478	TherOx, Inc. Series H (b)	72,122
99,646	TherOx, Inc. Series I (b)	165,293
2,813	TherOx, Inc. warrants (expiration 1/26/11) (b)	0
5,427	TherOx, Inc. warrants (expiration 6/09/10) (b)	0
640,625	Xoft, Inc. Series D (b)	1,601,562
122,754	Xoft, Inc. Series E (b)	306,885
N/A	Xoft, Inc. warrants (expiration 6/12/12) (b) (d)	0
		$26,673,855

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — 0.3%
	Drug Discovery Technologies — 0.0%
$700,000	deCODE Genetics, Inc., 3.50% due 2011	$52,500
	Medical Devices and Diagnostics — 0.3%
106,701	Magellan Biosciences, Inc., Senior Subordinated Note, 8.00% due 2010 (Restricted) (a)	106,701
410,000	Xoft, Inc., Promissory Note, 10.00% due 2010 (Restricted)(a)	410,000
		516,701
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $35,243,578)	$27,243,056
SHARES
	COMMON STOCKS AND WARRANTS — 82.6%
	Agricultural Chemicals — 1.2%
36,600	Monsanto Company	2,720,844
	Biopharmaceuticals — 2.7%
135,550	Forest Laboratories, Inc. (b)	3,403,661
97,410	Pfizer Inc.	1,461,150
29,500	Wyeth	1,339,005
		6,203,816
	Biotechnology — 37.4%
430,995	ACADIA Pharmaceuticals Inc. (b)	943,879
135,182	Affymax, Inc. (b)	2,491,404
42,700	Alnylam Pharmaceuticals, Inc. (b)	950,929
181,562	Amgen Inc. (b)	9,611,892
55,000	Amylin Pharmaceuticals, Inc. (b)	742,500
3,588,710	Antisoma plc (b) (e)	1,418,416
340,305	Antisoma plc 18 Month Lock-up (Restricted) (a) (b) (e)	121,053
328,000	Athersys, Inc. (b)	272,240
82,000	Athersys, Inc. warrants (expiration 6/08/12) (a) (b)	820
177,728	Biogen Idec Inc. (b)	8,024,419
236,136	Celgene Corporation (b)	11,296,746
77,911	Cephalon, Inc. (b)	4,413,658
70,007	Cornerstone Therapeutics Inc. (b)	768,677
15,967	Cornerstone Therapeutics Inc. warrants (expiration 6/06/10) (a) (b)	27,144
44,975	Cougar Biotechnology, Inc. (b)	1,932,126
111,795	Cubist Pharmaceuticals, Inc. (b)	2,049,202
90,552	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09) (a) (b)	0
308,780	Exelixis, Inc. (b)	1,503,759
120,428	Genzyme Corporation (b)	6,704,227
291,025	Gilead Sciences, Inc. (b)	13,631,611
774,191	Lexicon Pharmaceuticals, Inc. (b)	959,997

SHARES		VALUE
	Biotechnology — continued
52,917	Martek Biosciences Corporation	$1,119,195
82,850	Medicines Company (b)	695,112
175,880	MiddleBrook Pharmaceuticals, Inc. warrants (expiration 4/29/10) (a) (b)	26,382
22,717	Myriad Pharmaceuticals, Inc. (b)	105,634
70,740	OSI Pharmaceuticals, Inc. (b)	1,996,990
78,498	United Therapeutics Corporation (b) (f)	6,541,238
168,570	Vertex Pharmaceuticals Inc. (b) (f)	6,007,835
102,371	XenoPort, Inc. (b)	2,371,936
		86,729,021
	Drug Delivery — 1.7%
227,550	Alkermes, Inc. (b)	2,462,091
394,928	Penwest Pharmaceuticals Co. (b)	1,125,545
199,514	Penwest Pharmaceuticals Co. warrants (expiration 3/11/13) (a) (b)	349,149
		3,936,785
	Drug Discovery Technologies — 0.1%
7,627	Clinical Data, Inc. (b)	84,049
1,601,039	MZT Holdings, Inc. (b) (c)	49,632
1,846,154	MZT Holdings, Inc. warrants (expiration 1/17/11) (a) (b) (c)	0
952,381	MZT Holdings, Inc. warrants (expiration 1/22/12) (a) (b) (c)	0
46	Zyomyx, Inc. (Restricted) (a) (b)	12
		133,693
	Generic Pharmaceuticals — 7.5%
823,996	Akorn, Inc. (b)	988,795
108,889	Akorn, Inc. warrants (expiration 3/08/11) (a) (b)	23,956
79,343	Impax Laboratories, Inc. (b)	583,964
149,250	Mylan Inc. (b)	1,947,713
95,869	Perrigo Company	2,663,241
224,968	Teva Pharmaceutical Industries, Ltd. (g)	11,099,921
		17,307,590
	Healthcare Services — 12.4%
172,310	Aetna Inc.	4,316,365
148,148	Aveta, Inc. (Restricted) (a) (b)	1,481,480
135,214	CardioNet, Inc. (b)	2,206,692
93,740	Catalyst Health Solutions, Inc. (b)	2,337,876
171,048	ICON plc (b) (g)	3,691,216
37,750	Laboratory Corporation of America Holdings (b)	2,559,073
77,815	Medco Health Solutions, Inc. (b)	3,549,142
97,200	Pharmaceutical Product Development, Inc.	2,256,984
204,139	Syntiro Healthcare Services (Restricted) (a) (b)	204
88,290	WellPoint, Inc. (b)	4,493,078

SHARES		VALUE
	Healthcare Services — continued
1,285,000	Zix Corporation (b)	$1,927,500
		28,819,610
	Medical Devices and Diagnostics — 19.6%
257,790	Align Technology, Inc. (b)	2,732,574
49,384	Becton, Dickinson and Company	3,521,573
335,141	Electro-Optical Sciences, Inc. (b)	2,610,748
237,544	Hologic, Inc. (b)	3,380,251
124,792	IDEXX Laboratories, Inc. (b)	5,765,390
104,916	Illumina, Inc. (b)	4,085,429
14,555	Intuitive Surgical, Inc. (b)	2,382,071
157,743	Inverness Medical Innovations, Inc. (b)	5,612,496
109,402	Life Technologies Corporation (b)	4,564,252
106,974	Masimo Corporation (b)	2,579,143
130,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	34,926
447,080	Medwave, Inc. (b)	447
111,770	Medwave, Inc. warrants (expiration 8/21/11) (a) (b)	0
90,868	Myriad Genetics, Inc. (b)	3,239,444
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62
87,200	PerkinElmer, Inc.	1,517,280
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
88,275	Stryker Corporation	3,508,049
		45,534,228
	TOTAL COMMON STOCKS AND WARRANTS (Cost $211,801,773)	$191,385,587
NUMBER OF CONTRACTS (100 SHARES EACH)
	PUT OPTIONS PURCHASED — 0.0%
245	United Therapeutics Corporation, strike @ 75, expires July 2009 (b)	13,475
	TOTAL PUT OPTIONS PURCHASED (Cost $39,935)	$13,475

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS — 5.7%
$7,000,000	American Express Corporation; 0.22% due 07/06/09	6,999,786
3,000,000	General Electric Capital Co.; 0.05% due 07/02/09	2,999,996
3,310,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $3,310,001 (collateralized by U.S. Treasury Bill 0.30% discount, 12/10/09, market value $3,380,261); 0.01% due 07/01/09	3,310,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,309,782)	$13,309,782

SHARES		VALUE
	TOTAL INVESTMENTS -100.1% (Cost $260,395,068)	$231,951,900
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.1)%	$(173,649)
	NET ASSETS - 100%	$231,778,251

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $12,644,594).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	A portion of security is pledged as collateral for call options written.
(g)	American Depositary Receipt.

SCHEDULE OF OPTIONS WRITTEN

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
245	United Therapeutics Corporation, strike @ 80	July - 2009	$(112,700)
426	Vertex Pharmaceuticals Inc., strike @ 35	July - 2009	(70,716)
	TOTAL CALL OPTIONS WRITTEN		$(183,416)
	(Premiums received $178,596)
	PUT OPTIONS WRITTEN
245	United Therapeutics Corporation, strike @ 80	July - 2009	$(28,175)
	TOTAL PUT OPTIONS WRITTEN		$(28,175)
	(Premium received $65,516)

Investment Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to oversight and ratification by the Trustees. However, because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

The Fund adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective October 1, 2008, and FASB Staff Position No. 157-4, effective April 1, 2009 (collectively, FAS 157).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment.  FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs) when market prices are not readily available or reliable.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the asset or liability, and would be based on the best information available.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

These inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities carried at value:

	Level 1	Level 2	Level 3	Total
Assets at Value
Convertible Securities and Warrants
Biotechnology	$—	$—	$1,735,128	$1,735,128
Drug Discovery Technologies	—	52,500	3,184,555	3,237,055
Healthcare Services	—	—	3,503,912	3,503,912
Medical Devices and Diagnostics	—	—	18,766,961	18,766,961
Total Convertible Securities and Warrants	—	52,500	27,190,556	27,243,056
Common Stocks and Warrants				—
Agricultural Chemicals	$2,720,844	$—	$—	$2,720,844
Biopharmaceuticals	6,203,816	—	—	6,203,816
Biotechnology	86,553,622	—	175,399	86,729,021
Drug Delivery	3,587,636	—	349,149	3,936,785
Drug Discovery Technologies	133,681	—	12	133,693
Generic Pharmaceuticals	17,283,634	—	23,956	17,307,590
Healthcare Services	27,337,926	—	1,481,684	28,819,610
Medical Devices and Diagnostics	45,499,147	—	35,081	45,534,228
Total Common Stocks and Warrants	$189,320,306	$—	$2,065,281	$191,385,587
Options	13,475	—	—	13,475
Short Term Investments	—	13,309,782	—	13,309,782
Other Assets	—	—	601,245	601,245
Total Assets	$189,333,781	$13,362,282	$29,857,082	$232,553,145

Liabilities at Value
Option Contracts Written	$211,591	$—	$—	$211,591

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Level 3 Assets	Balance as of September 30, 2008	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/sales	Net transfers in and/or out of Level 3	Balance, as of June 30, 2009
Convertible Securities and Warrants
Biotechnology	$1,735,128	$—	$(2,258)	$2,258	$—	$1,735,128
Drug Discovery Technologies	3,204,575	—	179,892	(199,912)	—	3,184,555
Healthcare Services	4,038,618	—	(59,346)	(475,360)	—	3,503,912
Medical Devices and Diagnostics	20,277,441	—	(5,968,196)	4,457,716	—	18,766,961
Common Stocks and Warrants
Biotechnology	999,982	—	431,347	—	(1,255,930)	175,399
Drug Delivery	195,524	—	153,625	—	—	349,149
Drug Discovery Technologies	2,000	—	(201,900)	199,912	—	12
Generic Pharmaceuticals	118,689	—	(94,733)	—	—	23,956
Healthcare Services	9,290,799	—	(738,361)	—	(7,070,754)	1,481,684
Medical Devices and Diagnostics	58,198	—	(23,124)	7	—	35,081
Other Assets	1,245,993	—	272,086	(916,834)	—	601,245
Total	$41,166,947	$—	$(6,050,968)	$3,067,787	$(8,326,684)	$29,857,082

Net change in unrealized appreciation/depreciation for assets still held as of June 30, 2009						$(9,140,690)

Venture Capital and Other Restricted Securities - The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 12% of the Fund’s net assets at June 30, 2009. The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2009. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Venture Capital and Other Restricted Securities (h)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	$1,663,667	$0.06	$94,540
Antisoma plc
18 Month Lock-up (Restricted) Common	12/5/03 - 6/11/08	355,242	0.36	121,053
Aveta, Inc.
(Restricted) Common	12/21/05	2,003,155	10.00	1,481,480
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,645,087	0.69	1,640,000
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,950	6.50	1,625,000
Series C-1 Cvt. Pfd.	3/31/01	74,339	6.50	139,503
Series D Cvt. Pfd.	3/14/01	1,046,887	6.50	1,141,010
Series F Cvt. Pfd.	9/5/07	186,335	6.50	184,502
Warrants (expiration 9/05/15)	9/5/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	2,220,659	1.00	3,235,293
Series C Cvt. Pfd.	12/19/03	1,000,545	1.00	1,162,790
Series D Cvt. Pfd.	9/30/05	638,671	1.00	455,333
Series E Cvt. Pfd.	12/18/08	455,177	1.00	453,094
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	2,260,330	0.53	632,646
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	1,719,754	1.07	1,708,334
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	1,435,000	1.10	1,435,000
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/4/08	668,364	0.65	133,208
Series D Cvt. Pfd. 18 Month Lock-up	9/4/08	210,499	0.43	21,798
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,053,484	1.00	2,050,000
Senior Subordinated. Cvt. Note	4/3/09, 5/12/09	106,701	1.00	106,701
Warrants (expriation 3/31/19)	4/3/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0
Masimo Laboratories, Inc.
(Restricted) Common	3/31/98	0	0.27	34,926
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,200,460	0.001	1,031
Series B-1 Cvt. Pfd.	6/4/07, 11/15/07	667,577	0.001	877
(Restricted) Common	5/24/01, 7/2/07	1,606,326	0.001	62
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,050,000	0.21	2,050,000
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-10/14/04	627,472	0.78	626,337
Series F Cvt. Pfd.	7/21/08	81,720	0.78	77,575
Songbird Hearing, Inc.
(Restricted) Common	12/14/00	2,003,239	0.67	93
Syntiro Healthcare Services
(Restricted) Common	2/5/97	800,325	0.001	204
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,330	0.87	1,226,672
Series D Cvt. Pfd.	5/8/07	531,198	0.87	353,450
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.66	72,122
Series I Cvt. Pfd.	7/8/05	386,640	1.66	165,293
Warrants (expiration 1/26/11)	1/26/05	0	0.00	0
Warrants (expiration 6/09/10)	6/9/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,055,919	2.50	1,601,562
Series E Cvt. Pfd.	6/20/08	411,757	2.50	306,885
Cvt. Promissory Note	6/12/09	410,000	1.00	410,000
Warrants (expiration 6/12/12)	6/12/09	41	0.00	0
Zyomyx, Inc.
(Restricted) Common	2/19/99 - 7/22/04	2,601,013	0.25	12
		$44,109,753		$28,828,386

(h) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At June 30, 2009, the total cost of securities for Federal income tax purposes was $260,395,068. The net unrealized loss on securities held by the Fund was $28,443,168, including gross unrealized gain of $23,864,064 and gross unrealized loss of $52,307,232.

Affiliate Transactions - An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the nine months ended June 30, 2009 were as follows:

Issuer	Value on October 1, 2008	Purchases	Sales	Income	Value on June 30, 2009

Agilix Corporation	$94,540	$—	$—	$—	$94,540
CardioKinetix, Inc.	1,640,000	—	—	—	1,640,000
Concentric Medical, Inc.	6,794,782	453,094	—	—	5,306,510
CytoLogix Corporation (a)	534,706	—	475,359	—	0
MZT Holdings, Inc.	40,026				49,632
Palyon Medical Corporation	—	2,050,000			2,050,000
PHT Corporation	3,503,912	—	—	—	3,503,912
	$12,607,966	$2,503,094	$475,359	$—	$12,644,594

(a) As of June 30, 2009 CytoLogix Corporation is no longer an affiliate.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith (Exhibit 1).

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/28/09

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/28/09